Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Transactions with Related Parties - Compensation to the Company's Non-Executive Directors

	For the year ended December 31,
	2024	2023	2022
Directors’ remuneration	304	240	240
Total	304	240	240

Transactions with Related Parties - Compensation to the Company's Executive Director

	For the year ended December 31,
	2024	2023	2022
Short-term employee benefits	3,425	432	1,172
Total	3,425	432	1,172